Taxes	12 Months Ended
Jul. 31, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 14 – TAXES

(a) VAT, Business Tax and related surcharges

Effective on September 1, 2012, a pilot program (the “Pilot Program”) for transition from the imposition of PRC business tax (“Business Tax”) to the imposition of VAT for revenues from certain industries and certain cities. On May 1, 2016, the transition from the imposition of Business Tax to the imposition of VAT, was expanded to all industries in China. Huaya qualifies as a Small and Low Profit Enterprise, and is subject to a preferential VAT of 3% and related surcharges on VAT payable at a rate of 12% since that date.

(b) Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains in the British Virgin Islands. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

ATIF HK is subject to Hong Kong profits tax at a rate of 16.5%. However, ATIF HK did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended July 31, 2021, 2020, and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

The PRC Corporate Income Tax (“CIT”) is calculated based on the taxable income determined under the applicable CIT Law and its implementation rules, which became effective on January 1, 2008. CIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises. Huaya qualifies as a Small and Low Profit Enterprise, and is subject to a preferential EIT of 10%.

USA

For the US jurisdiction, the Company is subject to federal and state income taxes on its business operations. The federal tax rate is 21% and state tax rate is 8.84%. The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Health and Economic Recovery Omnibus Emergency Solutions Act (“HERO Act”), which both were passed in 2020, no material impact on the Company is expected based on  the analysis. The Company will continue to monitor the potential impact going forward.

The following table reconciles the statutory rate to the Company’s effective tax rate associated with the Company’s continuing operations:

	For the years ended July 31,
	2021	2020	2019
	%	%	%
China income tax rate	25.0	25.0	25.0
Rate differential	(24.7)	(10.0)	15.8
Permanent difference on non-deductible expenses	0.0	0.0	0.1
Utilization of the Net Operating Loss (“NOL”) from prior years	1.3	0.0	(1.7)
Change in valuation allowance	(1.6)	(15.0)	0.00
Effective tax rate	0.0	0.0	39.2

The income tax expenses associated with the Company’s continuing operations consist of the following:

	For the years ended July 31,
	2021	2020	2019
Current income tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
China	-	-	276,823
Subtotal	-	-	276,823

Deferred income tax provision
BVI	-	-	-
Hong Kong	-	-	-
China	-	-	-
Total income tax provision	$-	$-	$276,823

Deferred tax assets

The Company’s deferred tax assets associated with its continuing operations are comprised of the following:

	As of July 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful account	$105,059	$212,010
Net operating loss carry forwards	664,208	746,024
Deferred tax assets before valuation allowance	769,267	958,034
Less: valuation allowance	(769,267)	(958,034)
Net deferred tax assets	$-	$-

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company’s deferred tax assets primarily derived from the net operating loss (“NOL”) and allowance for doubtful accounts. For the year ended July 31, 2021 and 2020, the Company suffered net operating losses due to reduced number of customers for ATIF’s consulting service. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion or all of the deferred tax assets will not be realized. The Company considers many factors when assessing the likelihood of future realization of the deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes, and other relevant factors. As of July 31, 2021 and 2020, management believes that the realization of the deferred tax assets appears to be uncertain and may not be realizable in the near future. Therefore, a 100% valuation allowance has been provided against the deferred tax assets.

(c) Taxes Payable

The Company’s taxes payable from its continuing operations consists of the following:

	As of July 31,
	2021	2020

Value added tax payable	$18,104	$73,031
Income tax payable	39,253	584,503
Other taxes payable	660	2,582
Total taxes payable	$58,017	$660,116

Uncertain tax positions

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company is subject to income taxes in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of July 31, 2021 and 2020 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.